================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

-------------------------------------------------------------------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:             JAV Management Associates III, L.L.C.
Address:          c/o Globespan Capital Management, LLC
                  One Boston Place, Suite 2810
                  Boston, MA  02108
-------------------------------------------------------------------------------
Form 13F File Number:          28-12944

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew P. Goldfarb
Title:  Managing Member
Phone:  617-305-2300

Signature, Place, and Date of Signing:

/s/Andrew P. Goldfarb        Boston, Massachusetts     August 12, 2008
---------------------        ---------------------     ---------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:  NONE.
================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $2,124 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number         Name
         --- --------------------         --------------------
         01  File Number 28-12945         Andrew P. Goldfarb
         02  File Number 28-12946         Barry J. Schiffman


===============================================================================
FORM 13F

Page 2 of 3     Name of Reporting Manager: JAV Management Associates III, L.L.C.

===============================================================================

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VIRTUSA CORP                   COM              92827P102     2124   209639 SH       SOLE    01/02          209639